Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [Abstract]
Related Party Transactions

20.	RELATED PARTY TRANSACTIONS
Remuneration of key management (includes the Company's directors and executive team) for the years ended:

	December 31,	December 31,
Expense by nature:	2021	2020

Short-term employee benefits	8.4	7.0
Share-based payments	3.5	4.6
	$11.9	$11.6
These transactions are in the normal course of operations and all of the transactions are measured at the exchange amount of consideration established and agreed to by the parties.